Income Tax Credit	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income tax credit

7. Income tax credit

The major components of income tax for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	4,558	6,366	7,185
In respect of current year U.S.	(1)	(3)	—
In respect of prior years U.K.	(206)	35	69
Total current tax	4,351	6,398	7,254

Deferred tax:
In respect of current year U.S.	48	34	15
In respect of prior years U.S.	(1)	—	—
Total deferred tax	47	34	15

Income tax credit	4,398	6,432	7,269

Current income tax receivable:
U.K. tax	5,121	6,366	7,185
U.S. tax	2	1	3
Current income tax receivable	5,123	6,367	7,188

Deferred tax:
U.S. tax	143	103	60

7. Income tax credit (continued)

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2023	2022	2021
	(in thousands)
	£	£	£
Loss before tax	(32,030)	(38,453)	(47,802)
Tax on loss at standard U.K. tax rate of 23.52% (2022: 19%; 2021: 19%)	(7,533)	(7,306)	(9,082)
Effects of:
Expenses not deductible	4,818	4,595	4,757
Deduction for R&D	(7,394)	(8,342)	(9,415)
Losses surrendered for R&D tax credit	7,394	8,342	9,415
Deferred tax - prior year adjustment	1	—	—
Overseas tax payable - current year	1	3	—
R&D tax credit - U.S.	(48)	(34)	(15)
R&D tax credit - current year	(4,558)	(6,366)	(7,185)
R&D tax credit - prior years	206	(35)	(69)
Deferred tax asset not recognized	2,715	2,711	4,325
Income tax credit	(4,398)	(6,432)	(7,269)

In the United Kingdom, the Company has not recognized a deferred tax asset in respect of tax losses carried forward or temporary differences on share-based compensation arrangements as at December 31, 2023 on the basis that the timing during which tax losses or temporary differences could be regarded as recoverable against future taxable profits cannot be determined with reasonable certainty. In the United States, a deferred tax asset, which relates to research and development tax credits, has been recognized to the extent that management consider that adequate future taxable profits will be available to realize the deferred tax asset.

Temporary differences and cumulative carry forward tax losses for which deferred tax has not been recognized amount to £99.1 million (2022: £85.9 million; 2021: £74.4 million), comprising temporary differences on share-based compensation arrangements of £0.6 million (2022: £1.3 million; 2021: £4.1 million) and cumulative carry forward tax losses of £98.5 million (2022: £84.6 million; 2021: £70.3 million).

From April 1, 2023 the U.K. corporation tax rate increased from 19% to 25% for U.K. companies with annual profits of £250,000 or higher, which was substantively enacted on May 24, 2021 and meant the standard U.K. tax rate was 23.52% for the year ended December 31, 2023.